Long-term bank loans	12 Months Ended
Dec. 31, 2017
Long-term bank loans [Abstract]
Long-term bank loans
10.	Long-term bank loans

Long-term bank loans as of December 31, 2016 and 2017 consisted of the following:

	December 31,	December 31,
	2016	2017
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum (1)	144,154,534	147,938,539
Due December 22, 2021, at 6.175% per annum (1)	-	73,970,800
Due December 30, 2021, at 6.60% per annum (1)	-	68,051,177
	144,154,534	289,960,516
Loan from China Guangfa Bank
Due December 15, 2018, at 4.75% per annum (1)	4,612,945	8,539,683
Due October 20, 2019, at 6.4125% per annum (2)	-	14,691,929
	4,612,945	23,231,612
Loan from Bank of China
Due March 27, 2018, at 5.23% per annum (4)	43,246,360	22,956,138
Due July 6, 2020, at 5.46% per annum (1)	-	22,956,138
	43,246,360	45,912,276

Loan from Bank of Bohai
Due March 14, 2019 at 5.415% per annum (5)	42,525,587	39,025,435

Loan from Bank of Beijing
Due October 31, 2019 at 6.175% per annum (4)	18,740,089	-
Due February 14, 2020 at 4.75% per annum (1)	-	49,374,063

Loan from The Bank of East Asia	18,740,089	49,374,063
Due April 26, 2018, at 1.25% plus 3 month LIBOR (3)	13,250,000	13,250,000
Due June 1, 2018, at 1.25% plus 3 month LIBOR (3)	9,675,655	9,675,655
Due June 5, 2018, at 1.25% plus 3 month LIBOR (3)	10,000,000	10,000,000
Due August 15, 2018, at 1.25% plus 3 month LIBOR (3)	20,000,000	20,000,000
Due August 30, 2018, at 1.10% plus 3 month LIBOR (3)	9,700,000	9,700,000
Due September 19, 2018, at 1.10% plus 3 month LIBOR (3)	2,220,000	2,220,000
	64,845,655	64,845,655

Total	318,125,170	512,349,557
Less: current portion of long-term bank loans	(82,240,161)	(501,330,611)

Total long-term bank loans	235,885,009	11,018,946

As of December 31, 2017, the contractual maturities of these loans are as follows:

Year	Amount
US$
2018	96,341,476
2019	53,717,364
2020	72,330,201
2021	289,960,516
2022 and thereafter	-
Less: current portion of long-term bank loans	(501,330,611)

Total: long-term bank loans	11,018,946

(1)
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2017.

(2)
Pursuant to the agreements with China Guangfa Bank this long-term bank loan is secured by the Group’s 100% equity interest of Zhengzhou Kangshengboda. According to the repayment schedule, US$3,672,982 will be due within the next 12 months and has been classified as current liabilities as of December 31, 2017.

(3)
Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$ 14,944,446 (December 31, 2016: US$13,168,517), US$10,911,818 (December 31, 2016:US$9,802,508), US$11,279,116 (December 31, 2016: US$10,090,817), US$22,558,232 (December 31, 2016: US$20,498,775), US$ 10,939,365 (December 31, 2016: US$9,949,546), and US$2,503,750 (December 31, 2016: US$2,277,642), respectively.

(4)	These loans were paid in full or partially repaid in 2017.

(5)	Pursuant to the agreement with Bank of Bohai, the debt is secured by US$1,366,655 restricted cash (December 31, 2016: Nil) and partially repaid in 2017.

As of December 31, 2017, except when otherwise indicated, the Group’s long term bank loans were all denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$399,622 (December 31, 2016: nil), and land use rights with net book value of US$ 114,610,709 (December 31, 2016: US$103,643,167).

The interest rates of these bank loans are adjustable based on the range of 100% to 139% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2017 was 5.43% (December 31, 2016: 5.07%).